Consolidated Balance Sheets - USD ($)	Sep. 30, 2017		Dec. 31, 2016		Dec. 31, 2015
Current Assets:
Cash and Cash Equivalents	$ 2,247,402		$ 1,887,921		$ 5,187,620
Restricted Cash	1,000,000		1,000,000		0
Accounts Receivable, net	130,179		122,910		171,867
Other receivables	160,545
Inventory, net	18,502		6,562		7,080
Prepaid and Other Assets	433,272		359,395		65,464
Total Current Assets	3,989,900		3,376,788		5,432,031
Property and Equipment, net	86,295		90,461		150,948
Other receivables	96,327
Film and Television Costs, net	4,232,632		2,260,964		1,003,546
Intangible Assets, net	1,801,878		1,845,650		1,918,206
Goodwill	10,365,805		10,365,805		10,365,805
Total Assets	20,572,837		17,939,668		18,870,536
Current Liabilities:
Accounts Payable	336,122		648,638		359,433
Accrued Expenses	225,178		249,482		509,477
Deferred Revenue	489,394		410,662		305,850
Accrued Salaries and Wages	151,150		132,827		96,385
Disputed Trade Payable	925,000		925,000	[1]	925,000
Service Advance	0	[2]	1,489,583	[3]	0
Short Term Debt - Related Party			0		410,535
Total Current Liabilities	2,126,844		3,856,192		2,606,680
Long Term Liabilities:
Deferred Revenue	4,583,455		2,695,946		652,689
Production Loan Facility	3,495,524		1,332,004		0
Service Advance			0		1,489,583
Total Liabilities	10,205,823		7,884,142		4,748,952
Stockholders' Equity
Preferred Stock	4		5		6
Common Stock	$ 5,939		$ 4,011		$ 3,753
Common Stock to Be Issued	24		24		24
Additional Paid in Capital	$ 50,741,109		$ 46,697,005		$ 44,547,427
Accumulated Deficit	(40,374,944)		(36,642,761)		(30,429,626)
Accumulated Other Comprehensive Income (Loss)	(5,118)		(2,758)		0
Total Equity	10,367,014		10,055,526		14,121,584
Total Liabilities & Stockholders' Equity	$ 20,572,837		$ 17,939,668		$ 18,870,536

[1]	As part of the Merger in 2013, the Company assumed certain liabilities from a previous member of A Squared which has claimed certain liabilities totaling $925,000. The Company disputes the basis for this liability. As of December 31, 2016, the Company believes that the statute of limitations applicable to the assertion of any legal claim relating to the collection of these liabilities has expired and therefore believes this liability is uncollectible. The Company is working with the counterparty to extinguish this liability.
[2]	During the first quarter of 2014, the Company entered into an exclusive three-year agreement with DADC to provide all CD, DVD and Blu-ray replication, packaging and distribution to the Company's direct customers. Under the terms of the long-term, exclusive supply chain services agreement, the Company will order a minimum level of disk replication, packaging and distribution services for its content across all physical media, including DVD, CD, and Blu-ray from DADC. As consideration for these minimum order levels, the Company received a total of $1,500,000, $750,000 during the first quarter of 2014 and $750,000 during the first quarter of 2015. At the end of the term, the Company is obligated to repay a pro-rata portion of the advance if it has not ordered a minimum number of DVD/CD units during the term. On January 10, 2017, the Company entered into an amendment of our home entertainment Distribution Agreement with Sony pursuant to which, among other things, Sony paid DADC $1,489,583, which was the total sum owed and payable by us to DADC for the disk replication, packaging and distribution services. In connection with such transaction, we issued Sony 301,231 shares of our Common Stock at $4.945 per share, Sony's exclusive territory for exercising its home entertainment distribution rights under the Distribution Agreement was extended from the United States and Canada to worldwide, and the amount of advances subject to recoupment by Sony out of royalty payments that would otherwise be due to us under the Distribution Agreement was increased by the amount of the payment to DADC.
[3]	During the first quarter of 2014, the Company entered into an exclusive three-year agreement with DADC to provide all CD, DVD and BD replication, packaging and distribution to the Company's direct customers. Under the terms of the long-term, exclusive supply chain services agreement, the Company will order a minimum level of disk replication, packaging and distribution services for its content across all physical media, including DVD, CD, and Blu-ray from DADC. As consideration for these minimum order levels, the Company received a total of $1,500,000, $750,000 during the first quarter of 2014 and $750,000 during the first quarter of 2015. At the end of the term, the Company is obligated to repay a pro-rata portion of the advance if it has not ordered a minimum number of DVD/CD units during the term. Subsequent to the end of the fiscal year, on January 10, 2017, the Company entered into an amendment of our home entertainment Distribution Agreement with Sony pursuant to which, among other things, Sony agreed to pay DADC $1,489,583, the amount which was owed and payable by us to DADC for the disk replication, packaging and distribution services. In connection with such transaction, we issued Sony 301,231 shares of our Common Stock at $4.945 per share, Sony's exclusive territory for exercising its home entertainment distribution rights under the Distribution Agreement was extended from the United States and Canada to worldwide, and the amount of advances subject to recoupment by Sony out of royalty payments that would otherwise be due to us under the Distribution Agreement was increased by the amount of the payment to DADC. (See Note 7 for additional information about the advance.)